STATEMENTS OF FINANCIAL CONDITION (USD $)	Dec. 31, 2014	Dec. 31, 2013
ASSETS:
Cash	$ 243,678	$ 364,271
Investment in Portfolio Funds (Cost $189,276,756 at 2014 and $310,987,490 at 2013)	219,599,631	297,556,960
Other assets	6,915
Receivable from Portfolio Fund	4,280,060	15,633,240
TOTAL ASSETS	224,130,284	313,554,471
LIABILITIES:
Sponsor fee payable	380,550	540,195
Redemptions payable	3,946,883	15,194,904
Other liabilities	302,140	537,344
Total liabilities	4,629,573	16,272,443
MEMBERS' CAPITAL:
Members' Interest (185,070,253 Units and 287,991,182 Units outstanding; unlimited Units authorized)	219,500,711	297,282,028
Total members' capital	219,500,711	297,282,028
TOTAL LIABILITIES AND MEMBERS' CAPITAL	224,130,284	313,554,471
Class A
MEMBERS' CAPITAL:
Total members' capital	31,855,022	46,575,864
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	$ 1.2045	$ 1.0369
Class C
MEMBERS' CAPITAL:
Total members' capital	153,204,368	211,561,932
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	$ 1.1656	$ 1.0135
Class D
MEMBERS' CAPITAL:
Total members' capital	4,940,417	12,941,674
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	$ 1.5105	$ 1.2809
Class I
MEMBERS' CAPITAL:
Total members' capital	20,196,513	21,996,156
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	$ 1.2963	$ 1.1115
Class M
MEMBERS' CAPITAL:
Total members' capital	$ 9,304,391	$ 4,206,402
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	$ 1.1158	$ 0.9463